CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statment of Income (Loss) [line items]
Revenues	[1]	$ 3,971	$ 3,797	$ 2,772
Other income	[1]	105	75	53
Direct operating costs	[1]	(1,263)	(1,273)	(1,023)
Management service costs	[1]	(135)	(94)	(86)
Interest expense	[1]	(1,001)	(973)	(685)
Share of earnings from equity-accounted investments	[1]	29	28	11
Foreign exchange and financial instruments (loss) gain	[1]	(36)	37	(89)
Depreciation	[1]	(1,271)	(1,151)	(847)
Other	[1]	(276)	(206)	(33)
Income tax (expense) recovery
Current	[1]	(70)	(32)	(39)
Deferred	[1]	27	375	(30)
Total income tax recovery (expense)	[1]	(43)	343	(69)
Net income	[1]	80	583	4
Net income attributable to:
Preferred limited partners' equity	[1]	44	38	28
Limited partners' equity	[1]	$ (88)	$ 23	$ (49)
Basic and diluted (loss) earnings per LP Unit (in USD per share)	[1]	$ (0.40)	$ 0.10	$ (0.22)
Participating non-controlling interests - in operating subsidiaries
Income tax (expense) recovery
Net income		$ 113	$ 439	$ 6
Net income attributable to:
Non-controlling interests	[1]	113	439	6
General partnership interest in a holding subsidiary held by Brookfield
Income tax (expense) recovery
Net income		50	41	29
Net income attributable to:
Non-controlling interests	[1]	50	41	29
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Income tax (expense) recovery
Net income		(65)	16	(36)
Net income attributable to:
Non-controlling interests	[1]	(65)	16	(36)
Preferred equity
Income tax (expense) recovery
Net income		26	26	26
Net income attributable to:
Non-controlling interests	[1]	$ 26	$ 26	$ 26

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).